Leases	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Leases
13.	LEASES

13.1	The bank as a lessee
The Bank has lease contracts mainly for real properties recognized in the item “Property, plant and equipment”. Generally, the bank is restricted from assigning or subleasing the leased assets.
As of December 31, 2019, the carrying amount of assets recognized for the right-of-use
assets identified in the lease contracts, depreciation expense for the fiscal year and the additions to right-of-use
assets are disclosed in note 15 to these consolidated financial statements.
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

2019
As of 01/01/2019	599,502
Additions	495,644
Accretion of interest (see note 38)	121,967
Difference in foreign currency	272,503
Payments	(229,436)
Monetary effects	(343,232)

As of 12/31/2019 (see note 24)	916,948

The short term leases for the fiscal year were recognized as expense for an amount of 111,538.
The table below shows the maturity of the lease liabilities as of December 31, 2019:

12/31/2019	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Lease liabilities	38,571	64,269	88,092	144,490	335,422	171,466	410,060	581,526

13.2	The Bank as a lessor
The Bank, as lessor, entered into financial lease contracts, under the usual characteristics of this kind of transactions, without there being any issues that may differentiate them in any aspect from those performed in the Argentine financial market in general. The lease contracts in force do not represent significant balances with respect to the total financing granted by the Bank.
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payments receivables for such leases:

	12/31/2019		12/31/2018
	Total gross investment	Current value of minimum payments	Total gross Investment	Current value of minimum payments
Up to 1 year	193,294	157,712	483,306	369,548
From 1 to 5 years	95,004	71,826	383,900	319,856

	288,298	229,538	867,206	689,404

As of December 31, 2019 and 2018, income for
non-accrued
interests totaled 58,760 and 177,802, respectively.